Financial Instruments - Schedule of Financial Instruments, Measured at Fair Value in the Statements of Financial Position (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Sep. 26, 2025	Jun. 30, 2025
Schedule of Financial Instruments, Measured at Fair Value in the Statements of Financial Position [Line Items]
Privately traded investments	$ 15,147,378	$ 29,372,628
Other investments	19,050,483
Digital assets	365,799,777	515,586,931
Equity investments	60,576,922	131,982,050
Publicly traded investments	335,280	272,520
Warrant liability	(4,688,356)	(13,599,316)	$ (4,123,753)
Investments, fair value	456,221,484	663,614,813
Level 1 (Quoted Market price) [Member]
Schedule of Financial Instruments, Measured at Fair Value in the Statements of Financial Position [Line Items]
Other investments	19,385,763	272,520		$ 778,085
Level 1 (Quoted Market price) [Member] | Fair Value of Investments [Member]
Schedule of Financial Instruments, Measured at Fair Value in the Statements of Financial Position [Line Items]
Privately traded investments
Other investments	19,050,483
Digital assets
Equity investments
Publicly traded investments	335,280	272,520
Warrant liability
Investments, fair value	19,385,763	272,520
Level 2 (Valuation technique -observable market Inputs) [Member]
Schedule of Financial Instruments, Measured at Fair Value in the Statements of Financial Position [Line Items]
Other investments	359,472,791	496,934,790		555,838,900
Level 2 (Valuation technique -observable market Inputs) [Member] | Fair Value of Investments [Member]
Schedule of Financial Instruments, Measured at Fair Value in the Statements of Financial Position [Line Items]
Privately traded investments
Other investments
Digital assets	359,472,791	496,934,790
Equity investments
Publicly traded investments
Warrant liability
Investments, fair value	359,472,791	496,934,790
Level 3 (Valuation technique - non-observable market inputs) [Member]
Schedule of Financial Instruments, Measured at Fair Value in the Statements of Financial Position [Line Items]
Privately traded investments	82,051,286	180,006,819
Other investments	82,051,286	180,006,819		$ 294,773,144
Level 3 (Valuation technique - non-observable market inputs) [Member] | Fair Value of Investments [Member]
Schedule of Financial Instruments, Measured at Fair Value in the Statements of Financial Position [Line Items]
Privately traded investments	15,147,378	29,372,628
Other investments
Digital assets	6,326,986	18,652,141
Equity investments	60,576,922	131,982,050
Publicly traded investments
Warrant liability	(4,688,356)	(13,599,316)
Investments, fair value	$ 77,362,930	$ 166,407,503